Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Valuation allowance	$ 1,882,973	$ 899,736
Federal taxes paid	(983,238)	(361,019)
Federal [Member]
Income Tax [Line Items]
Federal taxes paid	$ 0
Federal [Member]
Income Tax [Line Items]
Federal taxes paid		$ 1,360,613